ACQUISITIONS	12 Months Ended
Dec. 31, 2014
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(i) During the year ended December 31, 2012, to enrich the Group’s brand and accelerate the Group’s expansion in the mid-scale market, the Group acquired 51% equity interest of Starway Hotels (Hong Kong) Limited (“Starway”), a franchised hotel chain from C-Travel International Limited (“C-Travel”), a wholly owned subsidiary of Ctrip.com International, Ltd. for total cash consideration of RMB17,292. C-Travel granted the Group a purchase right to acquire the remaining 49% equity interest of Starway at an amount in US$ equal to RMB16,460 within one year. The right may be exercised by the Group in its sole discretion. The business acquisition was accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2012	Amortization period
Current assets	954
Intangible assets	299	5 years
Property and equipment	667	5-10 years
Brand name	28,600	indefinite
Non-compete agreement	400	10 years
Franchise agreements	7,700	remaining contract terms
Goodwill	21,491
Current liabilities	(19,430)
Deferred tax liabilities	(9,174)
Noncontrolling interest	(14,215)
Total	17,292

Brand name represents the registered trademark of Starway which is well recognized brand in mid-scale hotel market in PRC. The useful life of brand name is indefinite. The Group measured the fair value of the brand name under the relief-from-royalty method.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and Starway and other intangible assets that do not qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purpose.

During the year ended December 31, 2013, the Group acquired the remaining 49% equity interest of Starway for cash consideration of RMB16,460, of which RMB4,210 and RMB 4,083 has been paid in 2013 and 2014, respectively, with the remaining amount of RMB8,167 to be paid in the next two years. The purchase of the remaining 49% noncontrolling interest is treated as an equity transaction. The difference between the purchase consideration and the related carrying value of the noncontrolling interests of RMB2,514  was recorded as a reduction of additional paid-in capital during the year ended December 31, 2013.

(ii) During the years ended December 31, 2012, 2013 and 2014, the Group acquired one,  nine and one individual hotels in the form of leased hotel for total cash consideration of RMB7,000, RMB33,423 and RMB12,975, respectively. The business acquisitions were accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2012	2013	2014	Amortization period
Current assets	127	5,552	25
Property and equipment	4,668	29,805	10,477	5-10 years
Favorable leases	2,470	6,422	3,330	remaining lease terms
Deferred tax assets	—	6,628	—
Franchise agreements	200	—	—	remaining contracts terms
Goodwill	153	662	—
Current liabilities	—	(2,501)	—
Deferred tax liabilities	(618)	(13,145)	(832)
Noncontrolling interest	—	—	(25)
Total	7,000	33,423	12,975